Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 4, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Trust for Advised Portfolios (the “Trust”)
File No.: 333-108394

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, the 1919 Financial Services Fund, the 1919 Socially Responsive Balanced Fund, the 1919 Maryland Tax-Free Income Fund, and the 1919 Variable Socially Responsive Balanced Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 30, 2021, and filed electronically as Post-Effective Amendment No. 211 to the Trust’s Registration Statement on Form N‑1A on April 30, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios